UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21629

                        SPECIAL VALUE EXPANSION FUND, LLC
               (Exact Name of Registrant as Specified in Charter)

                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
               (Address of Principal Executive Offices) (Zip Code)

                  HOWARD M. LEVKOWITZ, PRESIDENT AND SECRETARY
                        SPECIAL VALUE EXPANSION FUND, LLC
                          2951 28TH STREET, SUITE 1000
                         SANTA MONICA, CALIFORNIA 90405
                     (Name and Address of Agent for Service)

       Registrant's telephone number, including area code: (310) 566-1000

                                   Copies to:
                             RICHARD T. PRINS, ESQ.
                    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
                                FOUR TIMES SQUARE
                            NEW YORK, NEW YORK 10036


                   Date of fiscal year end: SEPTEMBER 30, 2004

                  Date of reporting period: SEPTEMBER 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


ANNUAL SHAREHOLDER REPORT

Special Value Expansion Fund, LLC
(A Delaware Limited Liability Company)
September 30, 2004

                        Special Value Expansion Fund, LLC
                     (A Delaware Limited Liability Company)

                            Annual Shareholder Report

                               September 30, 2004

                                    CONTENTS

Audited Financial Statements

Report of Independent Auditors................................................1
Statement of Assets and Liabilities...........................................2
Statement of Investments......................................................3
Statement of Operations.......................................................4
Statement of Changes in Net Assets............................................5
Statement of Cash Flows.......................................................6
Notes to Financial Statements.................................................7

Supplemental Information

Portfolio Asset Allocation...................................................17
Directors and Officers.......................................................18


Special Value Expansion Fund, LLC (the "Company") files the complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Company's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A free copy of the fund's proxy voting guidelines may be obtained on the SEC's website at www.sec.gov, or by calling the Company's adviser, Tennenbaum Capital Partners, at (310) 566-1000. Collect calls for this purpose are accepted.

                         Report of Independent Auditors

The Shareholders and Board of Directors
Special Value Expansion Fund, LLC

We have audited the accompanying statement of assets and liabilities of Special Value Expansion Fund, LLC (a Delaware limited liability company) (the Fund), including the statement of investments, as of September 30, 2004, and the related statements of operations, changes in net assets and cash flows, and the financial highlights for the period from September 1, 2004 (commencement of operations) to September 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Special Value Expansion Fund, LLC as of September 30, 2004, and the results of its operations, changes in net assets, cash flows and the financial highlights for the period from September 1, 2004 (commencement of operations) to September 30, 2004, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young, LLP

November 1, 2004

                        SPECIAL VALUE EXPANSION FUND, LLC
                     (A Delaware Limited Liability Company)

                       STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 2004

                                                                         COST            FAIR VALUE
                                                                    --------------------------------
ASSETS
Investments in securities
 Debt securities                                                    $ 25,557,603        $ 26,017,100
 Equity securities                                                     6,892,857           7,856,029
                                                                    --------------------------------
Total investments in securities                                       32,450,460          33,873,129

Cash and cash equivalents                                                                 27,139,922
Receivable for investment securities sold                                                    218,533
Subscriptions receivable for common shares                                                30,000,000
Accrued interest income                                                                      241,935
Prepaid expenses and other assets                                                            238,120
                                                                                        ------------
Total assets                                                                              91,711,639
                                                                                        ------------

LIABILITIES
Management and advisory fees payable                                                         300,000
Directors fees payable                                                                        19,157
Accrued expenses and other liabilities                                                       191,659
                                                                                        ------------
Total liabilities                                                                            510,816
                                                                                        ------------

PREFERRED STOCK
Series S; 1 share authorized, issued, and outstanding,
   $1,000/share liquidation value                                                              1,000
Series Z; 500 shares authorized, 312 shares issued and
   outstanding, $500/share liquidation value                                                 156,000
Accumulated dividends and reserve for potential
   distributions to preferred                                                                223,197

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Composition of Net Assets:
Unlimited shares authorized, $0.001 par value, 120,000 shares issued and outstanding, 58,275.432 shares subscribed &
  pending issuance                                                                               178
Paid-in capital in excess of par                                                          89,931,822
Accumulated undistributed net investment loss                                               (317,721)
Accumulated net realized gain on investments                                                   6,875
Accumulated net unrealized gain on investments                                             1,422,669
Reserve for dividends to Series Z preferred                                                   (1,040)
Reserve for potential distributions to Series S preferred                                   (222,157)
                                                                                        ------------
Net assets applicable to common shareholders                                              90,820,626
                                                                                        ------------
Total net assets                                                                        $ 91,200,823
                                                                                        ============

Common Stock, NAV per share                                                             $     509.44

See accompanying notes.

                        SPECIAL VALUE EXPANSION FUND, LLC
                     (A Delaware Limited Liability Company)

                            STATEMENT OF INVESTMENTS

                               September 30, 2004

                                                                      PRINCIPAL                     PERCENT OF
                                                                       AMOUNT           FAIR         CASH AND
SECURITY                                                              OR SHARES         VALUE       INVESTMENTS
---------------------------------------------------------------------------------------------------------------
DEBT SECURITIES (42.64%)
------------------------
BANK DEBT (33.34%)
DIVERSIFIED/CONGLOMERATE MANUFACTURING (13.17%)
Intentia International AB Secured Notes, LIBOR + 9%, due 9/14/09
  (Acquired 9/13/04, Cost $7,761,045) (Sweden)(D)                    $ 7,958,628     $ 8,038,214         13.17%

TELECOMMUNICATIONS (20.17%)
Integra Telecom, Inc. 1st Lien Senior Secured Term Loan,
  LIBOR + 7% Cash + 2% PIK, due 9/14/09
  (Acquired 9/20/04, Cost $12,150,139)(D)                            $12,334,277      12,303,441         20.17%

CORPORATE FIXED INCOME SECURITIES (9.30%)
DIVERSIFIED/CONGLOMERATE SERVICE (4.79%)
Mastec, Inc. Senior Sub. Notes, 7.75%, due 2/1/08                    $ 3,230,000       2,923,150          4.79%

LEISURE, AMUSEMENT, MOTION PICTURES AND ENTERTAINMENT (4.51%)
Miscellaneous Securities(C)                                          $ 3,419,000       2,752,295          4.51%
                                                                                     -----------
TOTAL DEBT SECURITIES (COST $25,557,603)                                              26,017,100

COMMON STOCK (12.87%)
---------------------
DIVERSIFIED/CONGLOMERATE MANUFACTURING (12.87%)
Intentia International AB Series A Common
  (Acquired 9/13/04, Cost $184,436) (Sweden)(A)(E)                       152,067         210,208          0.34%
Intentia International AB Series B Common
  (Acquired 9/13/04, Cost $6,708,421) (Sweden)(A)(E)                   5,531,086       7,645,821         12.53%
                                                                                     -----------
TOTAL COMMON STOCK (COST $6,892,857)                                                   7,856,029
                                                                                     -----------
TOTAL INVESTMENTS IN SECURITIES (COST $32,450,460)                                    33,873,129
                                                                                     -----------

CASH AND CASH EQUIVALENTS (44.49%)
----------------------------------
United States Government Treasury Bill, due 10/7/04                  $25,007,000      24,999,998         40.98%
Wells Fargo Bank Overnight REPO                                      $ 2,139,000       2,139,000          3.51%
Wells Fargo Bank Cash Account                                        $       924             924          0.00%
                                                                                     -----------
TOTAL CASH AND CASH EQUIVALENTS(B)                                                    27,139,922
                                                                                     -----------

TOTAL INVESTMENTS AND CASH                                                           $61,013,051        100.00%
                                                                                     ===========

Notes to Statement of Investments:

(A) Denominated in Swedish Kroner, and converted to US Dollars.

(B) Amount does not include $30 million of subscriptions receivable that was received by November 1, 2004.

(C) Miscellaneous securities are a position under accumulation.

(D) Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited institutional investors and often require approval of the agent or borrower.

(E) Foreign securities regulations temporarily restrict the sale of this security due to membership on the Board of Directors of the issuer by an affiliate of the Company.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $32,648,300 and $206,875, respectively.

Aggregate   unrealized  gains  and  aggregate  unrealized  losses  on  portfolio investments totaled $1,428,846 and $6,177, respectively.

The total value of restricted securities as of September 30, 2004 was $28,197,684, or 46.22% of total cash and investments.

See accompanying notes.

                        SPECIAL VALUE EXPANSION FUND, LLC
                     (A Delaware Limited Liability Company)

                             STATEMENT OF OPERATIONS

Period from September 1, 2004 (commencement of operations) to September 30, 2004

INVESTMENT INCOME:
  Interest income                                                  $   159,354
  Income from original issue discount                                    2,160
                                                                   -----------
Total interest and related investment income                           161,514
                                                                   -----------

OPERATING EXPENSES:
  Management and advisory fees                                         300,000
  Legal fees, professional fees and due diligence expenses             113,311
  Custody fees                                                          25,136
  Insurance expense                                                     21,556
  Directors fees                                                        19,157
  Other operating expenses                                                  75
                                                                   -----------
Total expenses                                                         479,235
                                                                   -----------

NET INVESTMENT LOSS                                                   (317,721)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments:
  Proceeds from sales and maturities                                   206,875
  Cost on investments sold, matured or exercised                       200,000
                                                                   -----------
Net realized gain on investments                                         6,875

Change in net unrealized gain:
  Net unrealized gain, beginning of period                                  --
  Net unrealized gain, end of period                                 1,422,669
                                                                   -----------
Net change in unrealized gain on invstments                          1,422,669
                                                                   -----------
Net realized and unrealized gain on investments                      1,429,544
                                                                   -----------

                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 1,111,823
                                                                   ===========

See accompanying notes.

                        SPECIAL VALUE EXPANSION FUND, LLC
                     (A Delaware Limited Liability Company)

                       STATEMENT OF CHANGES IN NET ASSETS

Period from September 1, 2004 (commencement of operations) to September 30, 2004

Total common shareholder committed capital                                       $ 300,000,000
                                                                                 =============

Net assets applicable to common shareholders, September 1, 2004                  $          --

  Common shareholder contributions                                                  90,000,000
  Offering costs charged to paid-in capital                                            (68,000)
                                                                                 -------------
  Common shareholder contributions, net                                             89,932,000

  Net investment loss                                                                 (317,721)
  Net realized gain on investments                                                       6,875
  Net change in unrealized gain on investments                                       1,422,669
                                                                                 -------------
  Net increase in net assets resulting from operations                               1,111,823

  Reserve for potential distributions to Series S Preferred Stock                     (222,157)
  Accumulated dividends on Series Z Preferred Stock                                     (1,040)
                                                                                 -------------
  Net increase in common shareholders' capital resulting from operations               888,626

                                                                                 -------------
Net assets applicable to common shareholders, September 30, 2004                 $  90,820,626
                                                                                 =============

See accompanying notes.

                        SPECIAL VALUE EXPANSION FUND, LLC
                     (A Delaware Limited Liability Company)

                             STATEMENT OF CASH FLOWS

Period from September 1, 2004 (commencement of operations) to September 30, 2004

OPERATING ACTIVITIES
Net increase in net assets resulting from operations                              $  1,111,823
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
    Net realized gain on investments                                                    (6,875)
    Net change in unrealized gain on investments                                    (1,422,669)
    Income from original issue discount                                                 (2,160)
    Changes in assets and liabilities:
      Purchases of investment securities                                           (32,648,300)
      Proceeds from sales, maturities and paydowns of investment securities            206,875
      Increase in prepaid expenses and other assets                                   (238,120)
      Increase in accrued interest income                                             (241,935)
      Increase in receivable for investment securities sold                           (218,533)
      Increase in management and advisory fees payable                                 300,000
      Increase in directors fees payable                                                19,157
      Increase in accrued expenses and other liabilities                               191,659
                                                                                  ------------
Net cash used in operating activities                                              (32,949,078)
                                                                                  ------------

FINANCING ACTIVITIES
Proceeds from issuance of common shares, net                                        59,932,000
Proceeds from issuance of preferred shares (Series S & Series Z)                       157,000
                                                                                  ------------
Net cash provided by financing activities                                           60,089,000
                                                                                  ------------

Net increase in cash and cash equivalents                                           27,139,922
Cash and cash equivalents at beginning of period                                            --
                                                                                  ------------
Cash and cash equivalents at end of period                                        $ 27,139,922
                                                                                  ============

See accompanying notes.

                        Special Value Expansion Fund, LLC
                     (A Delaware Limited Liability Company)

                          Notes to Financial Statements

                               September 30, 2004

1. ORGANIZATION AND NATURE OF OPERATIONS

Special Value Expansion Fund, LLC (the "Company"), a Delaware limited liability company, is registered as a nondiversified, closed-end management investment company under the Investment Company Act of 1940. The Company has elected to be treated as a regulated investment company ("RIC") for U.S. federal income tax purposes. The Company will not be taxed on its income to the extent that it distributes such income each year and satisfies other applicable income tax requirements.

The Certificate of Formation of the Company was filed with the Delaware Secretary of State on August 12, 2004. Investment operations commenced on September 1, 2004. The Company received initial funding on September 1, 2004 and was formed to acquire a portfolio of investments consisting primarily of bank loans, distressed debt, stressed high yield debt, mezzanine investments and public equities. The stated objective of the Company is to generate current income as well as long-term capital appreciation using a leveraged capital structure. GMAM Investment Funds Trust II ("GMAM") owns 99.5% of the Company's common shares.

Tennenbaum Capital Partners, LLC ("TCP") serves as the Investment Manager of the Company. TCP is controlled and managed by Tennenbaum & Co., LLC (Tennenbaum & Co.) and certain affiliates. The Company, TCP, Tennenbaum & Co., their members and affiliates may be considered related parties.

Company management consists of the Investment Manager and the Board of Directors. The Investment Manager directs and executes the day-to-day operations of the Company, subject to oversight from the Board of Directors, who sets the broad policies for the Company. The Board of Directors consists of four persons, three of whom are independent. If the Company has preferred shares outstanding, the holders of the preferred shares voting separately as a class will be entitled to elect two of the Company's Directors. The remaining Directors of the Company will be subject to election by holders of common shares and preferred shares voting together as a single class.

COMPANY STRUCTURE

Total maximum capitalization of the Company is targeted at $600 million, consisting of $300 million of capital committed by investors to purchase the Company's common shares, approximately $100 million of Money Market preferred shares, approximately $200 million under a Senior Secured Revolving Credit Facility (the "Senior Facility"), and $156,000 of Series Z Preferred Stock and $1,000 of Series S Preferred Stock (see Note 7). The contributed investor capital, Money Market preferred shares and the amount drawn under the anticipated Senior Facility are to be used to purchase Company investments and to pay certain fees and expenses of the Company. Substantially all of these investments will be included in the collateral for the anticipated Senior Facility and are available to pay certain fees and expenses of the Company incurred in connection with its organization and capitalization. At September 30, 2004, the terms of the Senior Facility were being negotiated.

INVESTOR CAPITAL

Investors have committed to purchase $300 million of the Company's common shares over a two year period on dates specified by the Company. On September 1, 2004, each investor contributed 20% of its capital commitment to purchase common shares. The Company called an additional 10% of the common share commitment which was received by the Company by November 1, 2004. The Company expects to call and receive the remaining 70% of the common share commitments by September 1, 2006.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying audited financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). In the opinion of the Investment Manager, the audited financial results of the Company included herein contain all adjustments necessary to present fairly the financial position of the Company as of September 30, 2004, and the results of its operations, changes in net assets and cash flows for the period ended September 30, 2004. The results of operations for the period ended September 30, 2004, are not necessarily indicative of the operating results to be expected for a full year. The following is a summary of the significant accounting policies of the Company.

INVESTMENT VALUATION

Management values investments held by the Company based upon the principles and methods of valuation set forth in policies adopted by the Company's Board of Directors.

Investments listed on a recognized exchange, whether U.S. or foreign, are valued for financial reporting purposes as of the last business day of the reporting period using the closing price on the date of valuation. Investments not listed on a recognized exchange are valued by an approved nationally recognized security pricing service, or by using the average of the bid prices on the date of valuation as supplied by three approved broker-dealers. At September 30, 2004, all investments were valued based on prices from a nationally recognized exchange or nationally recognized third-party pricing service.

Investments for which market quotations are not readily available or are determined to be unreliable are valued at fair value under guidelines adopted by the Board of Directors. As part of adhering to these guidelines the Company normally reviews the following information:

a) for semi-liquid investment positions with a value of $15,000,000 or greater but less than $30,000,000, the most recent quote provided by an approved investment banking firm;

b)    for   semi-liquid   investment   positions   with  a  value  greater  than
      $30,000,000, the most recent valuation provided by an approved third-party appraisal; and

c) for illiquid investment positions with a value of $15,000,000 or greater, the most recent valuation provided by an approved third-party appraisal.

Fair value is generally defined as the amount that an investment could be sold for in an orderly disposition over a reasonable time. Generally, to increase objectivity in valuing the Company's assets, the Investment Manager will utilize external measures of value, such as public markets or third-party transactions, whenever possible. The Investment Manager's valuation is not based on long-term work-out value, immediate liquidation value, nor incremental value for potential changes that may take place in the future. The values assigned to investments that are valued by the Investment Manager are based on available information and do not necessarily represent amounts that might ultimately be realized, as these amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated. The Investment Manager generally uses three methods to fair value securities:

(i) Cost Method. The cost method is based on the original cost of the securities to the Company. This method is generally used in the early stages of a portfolio company's development until significant positive or negative events occur subsequent to the date of the original investment by the Company in such company that dictate a change to another valuation method.

(ii) Private Market Method. The private market method uses actual, executed, historical transactions in a portfolio company's securities by responsible third parties as a basis for valuation. In connection with utilizing the private market method, the Investment Manager may also use, where applicable, unconditional firm offers by responsible third parties as a basis for valuation.

(iii) Analytic Method. The analytical method is generally used by the Investment Manager to value an investment position when there is no established public or private market in the portfolio company's securities or when the factual information available to the Investment Manager dictates that an investment should no longer be valued under either the cost or private market method. This valuation method is based on the judgment of the Investment Manager, using data available for the applicable portfolio securities.

INVESTMENT TRANSACTIONS

The Company records investment transactions on the trade date for public securities transactions or closing date for private securities transactions. The cost of investment purchased is based upon the purchase price plus those professional fees which are specifically identifiable to the investment transaction. Realized gains and losses on investments are recorded based on the specific identification method, which typically allocates the highest cost inventory to the basis of the securities sold.

CASH AND CASH EQUIVALENTS

Cash consists of amounts held in accounts with brokerage firms. Cash equivalents consist of highly liquid investments with an original maturity of three months or less. For purposes of reporting cash flows, cash consists of the cash held with brokerage firms and cash equivalents maturing within 90 days.

REPURCHASE AGREEMENTS

In connection with transactions in repurchase agreements, it is the Company's policy that its custodian takes possession of the underlying collateral securities, for which the fair value exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Company may be delayed or limited.

INVESTMENTS IN FOREIGN SECURITIES

The Company invests in securities traded in foreign countries and denominated in foreign currencies. At September 30, 2004 investments denominated in foreign currencies totaled approximately 8.61% of the Company's net assets. All such open positions are converted at the closing rate in effect on September 30, 2004 and reported in U.S. dollars. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S dollars on the respective dates of such transactions. As such, foreign security positions and transactions are susceptible to foreign currency as well as overall market risk. Accordingly, potential unrealized gains and losses from foreign security transactions may be affected by fluctuations in foreign exchange rates. The Company does not isolate that portion of the results of operations resulting from changes in currency exchange rates, from the fluctuations arising from changes in the market prices of investments held. Such fluctuations are included in the net realized and unrealized gain or loss from investments.

Securities of foreign companies and foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

DEBT ISSUANCE COSTS

Costs incurred in connection with placing the Company's contemplated Senior Facility will be deferred and amortized on a straight-line basis over eight years, the estimated life of the Senior Facility. The impact of utilizing the straight-line amortization method versus the effective-interest method is not material to the Company's operations. For the period ended September 30, 2004, the Company had not yet incurred any costs associated with placing the senior facility.

EQUITY PLACEMENT AND OFFERING COSTS

Offering costs totaling $68,000 were incurred in connection with the offering of common shares of the Company and charged to paid-in capital.

ORGANIZATION COSTS

Organization costs totaling $75,537 were incurred in connection with the formation of the Company and expensed to operations.

PURCHASE DISCOUNTS

The majority of the Fund's high yield and distressed debt securities are purchased at a considerable discount to par as a result of the underlying credit risks and financial results of the issuer and by general market factors that influence the financial markets as a whole. GAAP requires that discounts on corporate (investment grade) bonds, municipal bonds and treasury bonds be amortized using the effective-interest or constant-yield method. The process of accreting the purchase discount of a debt security to par over the holding period results in accounting entries that increase the cost basis of the investment and records a noncash income accrual to the statement of operations. The Company considers it prudent to follow GAAP guidance that requires the Investment Manager to consider the collectibility of interest when making accruals. Statement of Position 93-1 discusses financial accounting and reporting for high yield debt securities and notes that because of the credit risks associated with high yield and distressed debt securities, income recognition must be carefully considered and constantly evaluated for collectibility.

Accordingly, when accounting for purchase discounts, management recognizes discount accretion income when it is probable that such amounts will be collected and when such amounts can be estimated. A reclassification entry is recorded at year-end to reflect purchase discounts on all realized investments. For income tax purposes, the economic gain resulting from the sale of debt securities purchased at a discount is allocated between interest income and realized gains.

DIVIDENDS TO COMMON SHAREHOLDERS

Dividends and distributions to common shareholders are recorded on the record date. The amount to be paid out as a dividend is determined by the Board of Directors and is generally based upon the taxable earnings estimated by the Investment Manager. Net realized capital gains are distributed at least annually.

INCOME TAXES

The Company intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. In accordance with Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, book and tax basis differences relating to shareholder distributions and other permanent book and tax differences are reclassified to paid-in capital. In addition, the character of income and gains to be distributed is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

USE OF ESTIMATES

The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates and assumptions to be reasonable and accurate, actual results could differ from those estimates.

3. ALLOCATIONS AND DISTRIBUTIONS

SVOF/MM, LLC (the "Special Member") holds the Series S preferred stock (see Note 7 below) and is entitled to distributions declared thereon in the amounts and at the times described below. As set forth in the Operating Agreement, distributions made to common and Series S preferred shareholders with respect to any accounting period are determined as follows:

a) First, 100% to the common shareholders based on their respective proportionate capital contributions as of the end of such accounting period until the amount distributed to each common shareholder, together with amounts previously distributed to such shareholder, equals a 12% annual weighted average return on undistributed capital attributable to the common shares.

b) Then, 100% to the Special Member as the holder of the Series S preferred stock until the amount distributed to the Special Member equals 25% of all amounts previously distributed to the common shareholders pursuant to clause (a) above; and

c) All remaining amounts: (i) 80% to the common shareholders based on their proportionate capital contributions as of the end of such accounting period and (ii) 20% to the Special Member as the holder of the Series S preferred stock.

The timing of distributions is determined by the Board of Directors. If the Company liquidated all assets at September 30, 2004, distributions to the Series S shareholder would be $222,157. A reserve for this amount is reflected in the accompanying financial statements.

4. MANAGEMENT FEES AND OTHER EXPENSES

Pursuant to the advisory agreement, the Investment Manager is entitled to receive an annual management and advisory fee equal to 0.60% of the sum of the total common commitments and money market preferred stock and debt potentially issuable in respect of such common commitments, payable monthly in arrears. For purposes of computing the management fee, total committed capital is $600 million consisting of $300 million of capital committed by investors to purchase the Company's common shares, $100 million of preferred shares and $200 million of debt.

The Company pays all expenses incurred in connection with the business of the Company, including fees and expenses of outside contracted services, such as custodian, trustee, administrative, legal, audit and tax preparation fees, costs of valuing investments, insurance costs, brokers' and finders' fees relating to investments, and any other transaction costs associated with the purchase and sale of investments of the Company.

5. SENIOR SECURED REVOLVING CREDIT FACILITY

The Company is structuring a credit agreement with certain lenders, which is contemplated to provide for a senior secured revolving credit facility ("Senior Facility"). The Senior Facility is expected to be a revolving extendible credit facility pursuant to which amounts may be drawn up to $200 million, the maximum available commitment, subject to certain draw down criteria. Amounts drawn under the Senior Facility may be repaid, in whole or in part, at the election of the Company, and redrawn subject to the draw down criteria.

6. COMMITMENTS, CONCENTRATION OF CREDIT RISK AND OFF-BALANCE SHEET RISK

The Company conducts business with brokers and dealers that are primarily headquartered in New York and Los Angeles and are members of the major security exchanges. Banking activities are conducted with a firm headquartered in the New York area.

In the normal course of business, the Company's securities activities involve execution, settlement and financing of various securities transactions resulting in receivables from, and payables to, brokers and the Company's custodian. These activities may expose the Company to risk in the event brokers and dealers are unable to fulfill contractual obligations. Management does not anticipate any losses from counterparties with whom it conducts business.

7. PREFERRED CAPITAL

SERIES S PREFERRED SHARE

The Company issued one share of its Series S preferred shares to the Special Member, having a liquidation preference of $1,000 plus accumulated but unpaid dividends. The Special Member is controlled by the Investment Manager and owned substantially entirely by the Investment Manager and certain affiliates. The Series S preferred share pays dividends as described in Note 3 above. The Series S preferred share ranks on par with any Money Market preferred shares and Series Z preferred shares and votes with them as a single class. The Series S preferred share is redeemable at liquidation preference at any time if the investment advisory agreement with TCP is terminated for any reason.

SERIES Z PREFERRED SHARES

The Company issued 312 shares of its Series Z preferred shares, having a liquidation preference of $500 per share plus accumulated but unpaid dividends and paying dividends at an annual rate equal to 8% of liquidation preference. The Series Z preferred shares rank on par with any Money Market preferred shares and the Series S preferred share with respect to the payment of dividends and distribution of amounts on liquidation, and will vote with any Money Market preferred shares and the Series S preferred share on matters submitted to a vote of holders of preferred shares of the Company. The Series Z preferred shares are redeemable at any time at the option of the Company and may only be transferred with the consent of the Company.

8. SHAREHOLDER'S CAPITAL

Sales and subscriptions of common stock to the Company's investors for the period ended September 30, 2004 were as follows:

       -------------------------------------------------------------------------
                                                        Period from September 1,
                                                        2004 (commencement of
                                                            operations) to
                                                          September 30, 2004
       -------------------------------------------------------------------------
       Number of Common Shares issued & subscribed                178,275

       Gross Proceeds Received                                $60,000,000
       Offering Costs                                            ($68,000)
       Net Proceeds                                           $59,932,000
       Subscription Proceeds Receivable                       $30,000,000

       -------------------------------------------------------------------------
       Contributions Received & Receivable                    $89,932,000
       -------------------------------------------------------------------------


A common stock subscription receivable of $30 million was recorded at September 30, 2004. The common stock subscription receivable represented 10% of the common share commitment. The common stock subscription receivable at September 30, 2004 was received by the Company on October 22, 2004 (6.68%) and November 1, 2004 (3.32%).

9. FINANCIAL HIGHLIGHTS

                                                                PERIOD FROM
                                                                SEPTEMBER 1, 2004
                                                                (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                SEPTEMBER 30, 2004
                                                                ------------------
Net asset value, beginning of period                                           --
       Net investment loss                                         $     (317,721)
       Net realized gains                                          $        6,875
       Net change in unrealized appreciation                       $    1,422,669
                                                                   --------------
       Net increase in net assets resulting from operations        $    1,111,823
Net increase in net assets from capital share transactions         $   90,089,000
                                                                   --------------
Net asset value, end of period                                     $   91,200,823
                                                                   ==============

PER COMMON SHARE:
Net asset value, beginning of period                               $       499.43
       Net investment loss                                         $        (2.13)
       Net realized gains                                          $         0.05
       Net change in unrealized appreciation                       $        12.09
                                                                   --------------
       Net increase in net assets resulting from operations        $        10.01
                                                                   --------------
Net asset value, end of period                                     $       509.44
                                                                   ==============

Period return before reserve for preferred distributions                     1.85%
Period return to common shareholders                                         1.48%

RATIOS AND SUPPLEMENTAL DATA:
Ending net assets                                                  $   91,200,823
Ending net assets attributable to common shareholders              $   90,820,626
Common shares outstanding at end of period                                120,000
Common shares subscribed                                                   58,275
Total expenses/average net assets                                            0.78%
Net investment income/average net assets                                    (0.52)%
Portfolio turnover rate                                                      1.22%

                        Special Value Expansion Fund, LLC
                     (A Delaware Limited Liability Company)

             Portfolio Asset Allocation (% of Cash and Investments)
                                   (Unaudited)

                               September 30, 2004

Portfolio Holdings by Investment Type

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE ORIGINAL MATERIAL]

Cash and Cash Equivalents    44.5%
Bank Debt                    33.3%
Corporate Fixed
  Income Securities           9.3%
Common Stock                 12.9%

Portfolio Holdings by Industry

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE ORIGINAL MATERIAL]

Cash and Cash Equivalents    44.5%
Diversified/Conglomerate
  Manufacturing              26.0%
Telecommunications           20.2%
Diversified/Conglomerate
  Service                     4.8%
Leisure, Amusement,
  Motion Pictures and
  Entertainment               4.5%

                        Special Value Expansion Fund, LLC
                     (A Delaware Limited Liability Company)

                             Directors and Officers
                                   (Unaudited)

      The Directors and executive officers of the Company are listed below. The Board of Directors governs the Company and is responsible for protecting the interests of shareholders. The Directors are experienced executives who meet periodically throughout the year to oversee the Company's activities, review contractual arrangements with service providers to the Company, and review the Company's performance. Each Director and executive officer serves for an indefinite term. Correspondence for each Director or officer may be sent to: c/o Tennenbaum Capital Partners, LLC, 2951 28th Street, Suite 1000, Santa Monica, California 90405.

      The Company's Statement of Additional Information (SAI) includes more information about the Directors. Shareholders may request a free copy by calling
(310) 566-1000. Collect calls are accepted.

1. INDEPENDENT DIRECTORS

NAME (AGE)
PRINCIPAL OCCUPATION(S)

Richard P. Bermingham (65)
- Year of Election or Appointment: 2004
- Director and Chairman of the Audit Committee of the Company. Mr. Bermingham retired in 1994 as President of Sizzler International, which was a $1 billion fast food enterprise. His career started at Sizzler as Vice President of Finance, having joined them after five years as an auditor with Arthur Andersen. At Arthur Andersen, his clients included Getty Trust, Teledyne, Taco Bell, and Winchell's Donuts. He currently serves on the boards of several private companies and is a Trustee of Marymount College. He previously served as a Director of Farr Company, National Gulf Properties (where he was Vice-Chairman), Sanwa Bank, American Coin Merchandising, Genius Products, University of Colorado Foundation and Business School, Chief Executives Organization, and the Boy Scouts of America. He is a graduate of the University of Colorado. Mr. Bermingham oversees one portfolio in the fund complex.

Harold T. Bowling (69)
- Year of Election or Appointment: 2004
- Director and Audit  Committee  Member of the Company.  Mr. Bowling  retired in
1997 as President of Lockheed Martin Aeronautics International, previously serving as Director of Strategic Planning and Vice President, Corporate Development, where he was responsible for all merger and acquisition activity. He has a degree in aeronautical engineering from the Georgia Institute of Technology and an MBA from Georgia State University. He is a Director of Pemco Aviation Group, as well as its Vice-Chairman and is Chairman of both its Compensation and its Strategic Planning Committees. Also, he is a member of the Foundation Board of St. Joseph Hospital. Mr. Bowling oversees one portfolio in the fund complex.

L.R. Jalenak, Jr. (74)
- Year of Election or Appointment: 2004
- Director and Audit Committee Member of the Company. Mr. Jalenak retired in 1993 as Chairman of a subsidiary of Gibson Greetings Company. His background was in both sales and in general management. He previously served as a Director of Lufkin Industries, Perrigo Company, Dyersburg Corporation and First Funds. He serves as a Director of Memphis Light, Gas & Water and is Chairman of its Pension Committee. He also serves as a Director of Party City Corporation, as a Member of its Audit Committee, and as Chairman of its Compensation Committee. Mr. Jalenak also serves on other corporate boards. He has a business degree from Tulane University and an MBA from Wharton. Mr. Jalenak oversees one portfolio in the fund complex.

2. INTERESTED DIRECTORS AND OFFICERS

NAME (AGE)
PRINCIPAL OCCUPATION(S)

Michael E. Tennenbaum (69)
- Year of Election or Appointment: 2004
- Director and Chief Executive Officer of the Company. Mr. Tennenbaum also serves as Senior Managing Partner and a voting member of the Investment Committee of Tennenbaum Capital Partners, LLC ("TCP"). He formerly served for 32 years in various capacities at Bear Stearns including as Vice Chairman, Investment Banking. Mr. Tennenbaum oversees one portfolio in the fund complex as a Director, and is an officer of two portfolios in the fund complex.

Howard M. Levkowitz (37)
- Year of Election or Appointment: 2004
- President and Secretary of the Company. Mr. Levkowitz also serves as a Managing Partner and voting member of the Investment Committee of TCP and is a Director of Party City Corporation and Chairman of its Nominating Committee. He was formerly employed as an attorney at Dewey Ballantine. Mr. Levkowitz oversees one portfolio in the fund complex as a Director and is an officer of two portfolios in the fund complex.

Robert G. DiPaolo (37)
- Year of Election or Appointment: 2004
- Chief Financial Officer of the Company. Mr. DiPaolo is also Chief Financial Officer of TCP. He was formerly employed as Vice President of TCW, and earlier was an audit and business consulting manager at the Los Angeles office of Arthur Andersen & Co. Mr. DiPaolo is an officer of two portfolios in the fund complex.

Mark K. Holdsworth (39)
- Year of Election or Appointment: 2004
- Authorized Person of the Company. Mr. Holdsworth is also a Managing Partner and voting member of the Investment Committee of TCP. He also serves as a Director of Pemco Aviation Group, Inc. and Chairman of its Finance Committee, as well as Director of International Wire Group, Inc. He was formerly employed as Vice President, Corporate Finance, of US Bancorp Libra, a high-yield debt securities investment banking firm, and earlier as a generalist in Corporate Finance at Salomon Brothers, Inc. Prior to that, Mr. Holdsworth worked as an Associate at a Los Angeles real estate advisory firm. He is an officer of two portfolios in the fund complex.

David A Hollander (43)
- Year of Election or Appointment: 2004
- Authorized Person of the Company. Mr. Hollander also serves as a Director and as General Counsel of TCP. Formerly, he worked as an attorney for O'Melveny & Myers LLP. Mr. Hollander is an officer of two portfolios in the fund complex.

Paul Davis (30)
- Year of Election or Appointment: 2004
- Chief Compliance Officer of the Company. Mr. Davis also serves as Chief Compliance Officer and Vice President, Finance of TCP. He was formerly employed as Corporate Controller of a publicly traded stock brokerage firm, following employment at Arthur Andersen, LLP as an auditor. Mr. Davis is an officer of two portfolios in the fund complex.

ITEM 2. CODE OF ETHICS.

      (a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

      (b) Not applicable.

      (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

      (d) The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

      (e) Not applicable.

      (f) A copy of the Code of Ethics is filed as Exhibit EX-99.CODE ETH to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of directors has determined that Richard P. Bermingham is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent" pursuant to the general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $25,000 for fiscal year 2004 and $0 for fiscal year 2003.

      (b) Audit-Related Fees. Not applicable.

      (c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $10,741.84 for fiscal year 2004 and $0 for fiscal year 2003. The services comprising such fees related to tax advice concerning various regulated investment company organizational and compliance issues.

      (d) All Other Fees. Not applicable.

      (e) (1) Audit Committee's pre-approval policies and procedures, pursuant to Item 4 of N-CSR:

The Audit Committee pre-approves all audit, review and attest engagements required under the securities laws and regulations provided by Ernst & Young, the Registrant's independent auditors. The Audit Committee also approves all non-audit services, including tax services, provided to the Registrant by Ernst & Young and verifies, at the time of pre-approval, that such pre-approved non-audit services would not be prohibited services under securities regulations. The Audit Committee pre-approves all non-audit services provided by Ernst & Young to the Registrant's investment adviser and to affiliates of the investment adviser that provide ongoing services to the Registrant, but only if the non-audit services have a direct impact on the operations or financial reporting of the Registrant.

      (e) (2) Not applicable.

      (f) Not applicable.

      (g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were: $10,741.84 for fiscal year 2004 and $0 for fiscal year 2003.

      (h) The Registrant's independent auditors did not provide non-audit services to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), nor any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X. Accordingly, the audit committee of the board of directors has not considered whether any such services are compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Annual Shareholder Report in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        TENNENBAUM CAPITAL PARTNERS, LLC
                               PROXY VOTING POLICY

      This policy has been adopted by Tennenbaum Capital Partners, LLC to facilitate the voting of proxies relating to portfolio securities of clients with respect to which Tennenbaum Capital Partners, LLC or any of its affiliates that are subject to the Investment Advisers Act of 1940 (collectively "Tennenbaum") provide investment advisory services. In connection with these investment advisory services, Tennenbaum exercises voting responsibilities for its clients through its corporate proxy voting process.

      Special Value Opportunities Fund, LLC and Special Value Expansion Fund, LLC have delegated to Tennenbaum the authority to vote proxies relating to their respective portfolio securities in accordance with this policy.

      This policy is intended by Tennenbaum (i) to constitute "written policies and procedures" as described in Rule 206(4)-6 under the Investment Advisers Act of 1940 (the "Advisers Act") and (ii) to constitute proxy voting policies and procedures referred to in Item 18 of Form N-2 adopted under the Investment Company Act of 1940 (the "1940 Act").

                                   DEFINITIONS

      "Client" means any person with whom Tennenbaum has a contract to perform discretionary investment management services and for whom Tennenbaum is authorized by the contract or required by applicable law to vote or consider voting securities held in the Client's account.

      "Compliance Officer" means the Chief Compliance Officer, Tennenbaum Capital Partners, LLC.

      "Conflict of Interest" means, as to any Client, any conflict between a pecuniary interest of Tennenbaum or any of its affiliates (other than such Client, if deemed an affiliate) and the duties of Tennenbaum to the Client.

      "Investment Committee" means the Investment Committee of Tennenbaum or such committee to which it shall have delegated the functions of the Investment Committee hereunder.

      "Portfolio Manager" means, with respect to a Client, the particular Tennenbaum entity providing investment advisory services to such Client and the senior personnel responsible for such entity's investment decisions.

      "Proxy Voting Coordinator" means the individual appointed from time to time by Investment Committee to perform the proxy voting coordination functions described in this policy.

      "Registered Fund" means any Client registered as an investment company under the 1940 Act.

      "Social Issues" means any issue presented for a vote of holders of any security which is held in an account on behalf of a Client which may reasonably be interpreted as (i) unrelated in any substantial respect to the voting objective of this policy and (ii) intended to promote directly or indirectly the interests of persons who are not holders of the relevant security.

      "Tennenbaum" means Tennenbaum Capital Partners, LLC and each of its affiliates that is subject to registration under the Advisers Act or is otherwise subject to the rules and regulations thereunder generally, including, specifically, Rule 206(4)-6.

      "Voting Results" means the specific information described under the caption "Accumulating Voting Results."

                                   OBJECTIVES

      This policy defines procedures for voting securities held on behalf of each Client in respect of which Tennenbaum has the discretionary authority to vote, to ensure that such securities are voted for the benefit of and in the best interest of the Client. The primary objective of voting a security in each case under this policy is to seek to enhance the value of the investment which the security represents or to reduce the potential for a decline in the value of the investment which the security represents. In appropriate cases a related objective will be to obtain or maintain influence or control over management of a company.

      This policy does not prescribe specific voting requirements. Instead, this policy provides procedures for (i) assembling voting information and applying the informed expertise and judgment of Tennenbaum's personnel on a timely basis in pursuit of the above stated voting objectives and (ii) addressing conflicts of interest.

      A further element of this policy is that while voting on all issues presented should be considered, voting on all issues is not required. Some issues presented for a vote of security holders are not relevant to this policy's voting objectives, or it is not reasonably possible to ascertain what effect, if any, a vote on a given issue may have on the value of an investment. Accordingly, Tennenbaum may abstain from voting or decline a vote in those cases where, in Tennenbaum's judgment (i) there is no relationship between the issue and the enhancement or preservation of an investment's value or (ii) the achievement of the Client's investment objectives are not reasonably likely to be a function of the outcome of decisions or issues presented by the vote.

RESOLUTIONS OF CONFLICTS OF INTEREST

      It is unlikely that conflicts of interest will arise in the context of Tennenbaum's proxy voting, because Tennenbaum does not engage in investment banking, the advising of public companies or, except in cases where it exercises control, the managing of public companies.

      In addition, insofar as Tennenbaum refers discretionary votes to its portfolio managers, Tennenbaum's Compliance Department monitors all relationships between portfolio managers and their immediate families, on the one hand, and issuers soliciting proxies from Tennenbaum's Clients, on the other hand. If a portfolio manager conflict is identified with respect to a given proxy vote, the Investment Committee will remove such vote from the conflicted portfolio manager and will instead consider and cast the vote, refer the vote to an independent third party or abstain from voting.

      In the event a privately-placed security as to which Tennenbaum or its affiliated adviser entities negotiated more than price related terms is held by a Registered Fund and is the subject of a proxy solicitation or other voting or consent solicitation, and any unregistered fund or separate account managed by Tennenbaum or its affiliated adviser entities also owns securities of the same class as the security held by the Registered Fund that is the subject of the proxy, vote or consent, then Tennenbaum will vote such security in the same manner, at the same time and in amounts proportionate to each such entity's or account's investment in such security; provided that if Tennenbaum or its affiliated adviser entities believes that the foregoing policy is not in the best interests of a particular Client in a particular situation, Tennenbaum or its affiliated adviser entities shall be permitted to deviate from the foregoing policy only if it has (i) submitted a proposal to the boards of directors of each applicable Registered Fund explaining the basis for such deviation and (ii) received the approval of a majority of those directors of the Registered Fund who (a) during the previous two years have had no material business or professional relationship with any of the Registered Fund or any other entity or separate account managed by Tennenbaum or its affiliated adviser entities (other than as a director of the Registered Fund) and (b) have no direct or indirect financial interest in the proxy solicitation, vote or consent other than through an investment in one or more of the Registered Fund or any other entity or separate account managed by Tennenbaum or its affiliated adviser entities.

      In the event that a potential material conflict of interest does arise and is not addressed by the foregoing procedures, the primary means by which Tennenbaum avoids a material conflict of interest in the voting of proxies for its clients is by casting such votes solely in the interests of its Clients and in the interests of maximizing the value of their portfolio holdings.

PROXY VOTING COORDINATOR

      The Investment Committee shall appoint a Proxy Voting Coordinator. The Proxy Voting Coordinator shall discharge the following functions in effectuating this policy:

      (i) Collecting and assembling proxy statement and other communication pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

      (ii) Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by Tennenbaum and other services specified by portfolio managers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

      (iii) Providing to  appropriate  portfolio  managers  any specific  voting
            instructions   from  Clients  that  are  entitled  to  provide  such
            instructions under the applicable investment advisory agreement;

      (iv) Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons (which may include proxy voting services or agents engaged by Tennenbaum);

      (v) Accumulating Voting Results as set forth below in this policy and transmitting that information to the Compliance Officer in a timely manner; and

      (vi) Participating in the annual review of the policy function as set forth in this policy.

      THE PROXY VOTING COORDINATOR MAY, WITH THE INVESTMENT COMMITTEE'S APPROVAL, DELEGATE ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS TO ONE OR MORE OTHER INDIVIDUALS EMPLOYED BY TENNENBAUM. ANY PORTION OR ALL OF ANY ONE OR MORE OF THESE FUNCTIONS MAY BE PERFORMED BY SERVICE PROVIDERS ENGAGED BY TENNENBAUM.

ASSEMBLING VOTING INFORMATION

      The Proxy Voting Coordinator shall obtain proxy statements and other communications pertaining to proxy voting, together with proxies or other means of voting or giving voting instructions to custodians, brokers, nominees, tabulators or others in a manner to permit voting on relevant issues in a timely manner. Tennenbaum may engage service provides and other third parties to assemble this information, digest, abstract the information where necessary or desirable, and deliver it to the individuals assigned by Tennenbaum to evaluate proxy voting issues.

PORTFOLIO MANAGERS

      The Portfolio Manager responsible for a particular Client is responsible for the timely voting (or determining not to vote in the appropriate cases) of proxies relating to the securities held on behalf of such Client in accordance with this policy. The Portfolio Manager may, to the extent not prohibited by agreement(s) setting forth its contractual obligations to such Client, and consistent with its fiduciary duties, delegate voting responsibilities to one or more other Portfolio Managers or other individuals. Portfolio managers are authorized to consider voting recommendations and other information and analysis provided by service providers (including proxy voting services) engaged by Tennenbaum.

ACCUMULATING VOTING RESULTS

      The Proxy Voting Coordinator is responsible for reporting the following information respecting the voting of each proxy to the Compliance Officer, as to each matter relating to a portfolio security held for a Client, considered at a shareholder meeting, and with respect to which the Client was entitled to vote:

      (i)   The name of the issuer of the portfolio security;

      (ii)  The exchange ticker symbol of the portfolio security;

      (iii) The CUSIP number for the portfolio security;

      (iv)  The shareholder meeting date;

      (v)   A brief identification of the matter voted on;

      (vi)  Whether a vote was cast on the matter;

      (vii) How the vote was cast on the matter (e.g., for or against the proposal, or abstain, etc.);

      (viii) Whether a vote was cast for or against management.

      The foregoing information must be delivered to the Compliance Officer no later than July 31, for each 12 month period ending on the preceding June 30 commencing July 31, 2004 with respect to the period ending June 30, 2004.
Tennenbaum may use third party service providers to record, accumulate and deliver the foregoing information to the Compliance Officer. The Proxy Voting Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more other individuals employed by Tennenbaum.

COMMUNICATING VOTES

      The Proxy Voting Coordinator shall communicate decisions on proxy votes to the custodian or to other persons who transmit or record votes on portfolio securities held by or for each Client in a timely manner. The Proxy Voting Coordinator may, with the Investment Committee's approval, delegate any portion or all of this function to one or more individuals employed by Tennenbaum. Tennenbaum may engage one or more service providers to facilitate timely communication of proxy votes. Tennenbaum is not responsible for voting proxies that are not forwarded on a timely basis. Tennenbaum does not control the setting of record dates, shareholder meeting dates or the timing of distribution of proxy materials and ballots relating to shareholder votes as a general matter.

RECORD OF VOTING DELEGATION

      The Compliance Officer shall maintain a list of all Clients with a specification as to each Client whether or not Tennenbaum is authorized to vote proxies respecting the Client's portfolio securities.

ANNUAL REVIEW OF POLICY FUNCTION

      The Compliance Officer shall conduct a periodic review, no less often than annually, which shall comprise the following elements:

      (i) Review samples of the record of voting delegation maintained by the Compliance Officer against Voting Results to determine if Tennenbaum is exercising its authority to vote proxies on portfolio securities held on behalf of the selected Clients;

      (ii) Request and review voting data to determine if timely communication of proxy votes is reasonably accomplished during the relevant period;

      (iii) Meet with the Proxy Voting Coordinator to review the voting of proxies, communication of proxy votes, accumulation of Voting Results and the general functioning of this policy; and

      (iv) Prepare a written report to the Investment Committee respecting the foregoing items and, if requested to do so by the Investment Committee, prepare a written report to the board of any Registered Fund.

DISCLOSURE AND COMMENTS ON VOTING

      Tennenbaum will provide a copy of these policies and procedures to Clients upon request. Clients may also obtain information on how portfolio securities held on their behalf were voted by written request and addressed to Tennenbaum, Proxy Voting Coordinator. It is the policy of Tennenbaum not to comment on specific proxy votes with respect to securities held for a Client in response to inquiries from persons who are not specifically or authorized representative of such Client. The Investment Committee may authorize comments in specific cases, in its discretion.

JOINING INSURGENT OR VOTING COMMITTEES

      It is the policy of Tennenbaum, for itself and its Clients, not to join any insurgent or voting committee or similar group unless doing so is consistent with the Client's investment objective. The Investment Committee may, in other circumstances, approve participation in any such committee or group in its discretion, and shall advise the authorized representative of the Client of any such action.

SOCIAL ISSUES

      It is the presumption of this policy that proxies shall not be voted on Social Issues, unless the advisory agreement with the Client provides otherwise. The Investment Committee may approve voting of any security held on behalf of a Client on any Social Issue.

RECORDKEEPING

      The Compliance Officer shall maintain the following records:

      (i)   Copies of this policy as from time to time revised or supplemented;

      (ii) A copy of each proxy statement that Tennenbaum receives regarding Client securities;

      (iii) Voting Results for each Client;

      (iv) A copy of any document created by Tennenbaum that was material to making a decision on how to vote proxies on behalf of a Client;

      (v) A copy of each written Clients request for information on how Tennenbaum voted proxies on behalf of the Client and Tennenbaum's response thereto;

      (vi)  Communications to Client respecting Conflicts of Interest; and

      (vii) All written reports arising from annual reviews of policy function.

      The Compliance Officer shall maintain and preserve in his office the foregoing records for a period of not less than five years from the end of Tennenbaum' fiscal year during which the last entry was made on the record the first two years in an appropriate office of Tennenbaum. The Compliance Officer may use the Securities and Exchange Commission's EDGAR database for the items referred to in item (ii) above, and the Investment Committee may authorize the Compliance Officer to engage one or more service providers to perform any portion of this recordkeeping function provided (1) the function is performed in compliance with applicable governmental regulations and (2) each service provider provides a written undertaking to furnish the records to Tennenbaum promptly upon request.

Adopted August 19, 2004

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely manner.

      (b) None.

ITEM 12. EXHIBITS.

      (a) (1) Code of Ethics referred to in Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

      (a) (2)  Certification  pursuant  to Rule  30a-2(a)  under the  Investment
Company  Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
Exhibit 99.CERT.

      (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Expansion Fund, LLC


By:  /s/ Michael E. Tennenbaum
     ---------------------------------
Name:  Michael E. Tennenbaum
Title: Chief Executive Officer
Date:  December 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Michael E. Tennenbaum
     ---------------------------------
Name:  Michael E. Tennenbaum
Title: Chief Executive Officer
Date:  December 8, 2004


By:  /s/ Robert G. DiPaolo
     ---------------------------------
Name:  Robert G. DiPaolo
Title: Chief Financial Officer
Date:  December 8, 2004